UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co. (The)	201,555	$24,283,346

		$24,283,346

Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	533,791	$36,009,541

		$36,009,541

Automobiles — 0.7%
Honda Motor Co., Ltd.	360,319	$12,543,086

		$12,543,086

Banks — 7.5%
Bank of America Corp.	1,698,055	$25,895,339
Citigroup, Inc.	504,353	24,667,905
JPMorgan Chase & Co.	632,425	36,471,950
PNC Financial Services Group, Inc. (The)	214,287	17,691,535
Regions Financial Corp.	1,788,839	18,138,827
SunTrust Banks, Inc.	386,658	14,712,337

		$137,577,893

Beverages — 2.1%
Constellation Brands, Inc., Class A(1)	453,571	$37,764,321

		$37,764,321

Biotechnology — 5.0%
Biogen Idec, Inc.(1)	58,297	$19,493,934
Celgene Corp.(1)	262,950	22,916,093
Gilead Sciences, Inc.(1)	531,850	48,690,867

		$91,100,894

Capital Markets — 0.5%
Charles Schwab Corp. (The)	316,175	$8,773,856

		$8,773,856

Chemicals — 2.8%
LyondellBasell Industries NV, Class A	183,381	$19,484,231
Monsanto Co.	134,705	15,233,788
PPG Industries, Inc.	81,532	16,172,688

		$50,890,707

Communications Equipment — 1.9%
QUALCOMM, Inc.	225,000	$16,582,500
Telefonaktiebolaget LM Ericsson, Class B	1,423,351	17,723,391

		$34,305,891

Consumer Finance — 2.7%
American Express Co.	155,451	$13,679,688
Discover Financial Services	585,052	35,723,275

		$49,402,963

Security	Shares	Value
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	380,000	$13,524,200
Verizon Communications, Inc.	485,000	24,453,700

		$37,977,900

Electric Utilities — 1.5%
NextEra Energy, Inc.	286,384	$26,888,594

		$26,888,594

Electrical Equipment — 3.6%
Emerson Electric Co.	520,000	$33,098,000
Rockwell Automation, Inc.	290,000	32,381,400

		$65,479,400

Electronic Equipment, Instruments & Components — 1.8%
Corning, Inc.	1,700,000	$33,405,000

		$33,405,000

Energy Equipment & Services — 1.0%
FMC Technologies, Inc.(1)	312,742	$19,014,714

		$19,014,714

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	230,766	$27,124,236

		$27,124,236

Food Products — 3.5%
Hershey Co. (The)	426,437	$37,590,422
Mondelez International, Inc., Class A	729,502	26,262,072

		$63,852,494

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	630,534	$26,558,092
Covidien PLC	187,316	16,204,707

		$42,762,799

Health Care Technology — 1.3%
Cerner Corp.(1)	430,571	$23,767,519

		$23,767,519

Household Durables — 0.9%
Mohawk Industries, Inc.(1)	127,818	$15,947,852

		$15,947,852

Industrial Conglomerates — 1.5%
Danaher Corp.	382,747	$28,277,348

		$28,277,348

Insurance — 1.9%
ACE, Ltd.	73,400	$7,347,340
Aflac, Inc.	268,962	16,067,790
MetLife, Inc.	216,490	11,387,374

		$34,802,504

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	64,846	$20,296,150

		$20,296,150

Internet Software & Services — 7.4%
Facebook, Inc., Class A(1)	520,629	$37,823,697
Google, Inc., Class C(1)	170,500	97,457,800

		$135,281,497

IT Services — 2.3%
Fiserv, Inc.(1)	377,127	$23,257,422
Visa, Inc., Class A	88,000	18,568,880

		$41,826,302

Security	Shares	Value
Machinery — 1.9%
Caterpillar, Inc.	345,006	$34,759,355

		$34,759,355

Media — 2.8%
Live Nation Entertainment, Inc.(1)	629,781	$14,617,217
Walt Disney Co. (The)	429,000	36,842,520

		$51,459,737

Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	384,230	$14,301,041

		$14,301,041

Multi-Utilities — 1.5%
Sempra Energy	277,968	$27,716,189

		$27,716,189

Multiline Retail — 2.0%
Dollar General Corp.(1)	315,631	$17,432,300
Macy’s, Inc.	324,484	18,751,930

		$36,184,230

Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	346,616	$37,035,920
Chevron Corp.	293,327	37,909,581
Devon Energy Corp.	479,026	36,166,463
Occidental Petroleum Corp.	317,583	31,031,035
Range Resources Corp.	279,622	21,136,627

		$163,279,626

Pharmaceuticals — 4.9%
Johnson & Johnson	152,177	$15,231,396
Merck & Co., Inc.	739,393	41,953,159
Perrigo Co. PLC	125,000	18,806,250
Roche Holding AG PC	48,341	14,028,827

		$90,019,632

Real Estate Investment Trusts (REITs) — 1.6%
AvalonBay Communities, Inc.	93,758	$13,883,685
Simon Property Group, Inc.	92,466	15,551,856

		$29,435,541

Semiconductors & Semiconductor Equipment — 1.8%
NXP Semiconductors NV(1)	517,213	$32,248,231

		$32,248,231

Software — 1.0%
Microsoft Corp.	407,239	$17,576,435

		$17,576,435

Specialty Retail — 2.8%
AutoNation, Inc.(1)	346,359	$18,467,862
Home Depot, Inc. (The)	223,536	18,072,885
TJX Cos., Inc. (The)	262,665	13,997,418

		$50,538,165

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	724,500	$69,240,465

		$69,240,465

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	119,272	$9,199,449

		$9,199,449

Thrifts & Mortgage Finance — 0.5%
Federal National Mortgage Association(1)	2,215,657	$9,283,603

		$9,283,603

Tobacco — 2.0%
Altria Group, Inc.	877,371	$35,621,263

		$35,621,263

Total Common Stocks (identified cost $1,649,954,415)		$1,770,219,769

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$41,124	$41,123,831

Total Short-Term Investments (identified cost $41,123,831)		$41,123,831

Total Investments — 99.3% (identified cost $1,691,078,246)		$1,811,343,600

Call Options Written — (0.0)%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,190	1,985	8/1/14	$(8,925)
S&P 500 Index	800	1,970	8/8/14	(216,000)
S&P 500 Index	1,185	1,980	8/16/14	(373,275)
S&P 500 Index	1,130	2,005	8/22/14	(163,850)

Total Call Options Written (premiums received $5,732,229)				$(762,050)

Other Assets, Less Liabilities — 0.7%				$12,768,006

Net Assets — 100.0%				$1,823,349,556

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $28,735.

(3)	Amount is less than (0.05)%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	92.4%	$1,672,957,536
Netherlands	2.8	51,732,462
Ireland	1.9	35,010,957
Switzerland	1.2	21,376,168
Sweden	1.0	17,723,391
Japan	0.7	12,543,086

Total Investments	100.0%	$1,811,343,600

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,694,002,289

Gross unrealized appreciation	$137,552,010
Gross unrealized depreciation	(20,210,699)

Net unrealized appreciation	$117,341,311

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,565	$5,790,147
Options written	44,280	64,864,532
Options terminated in closing purchase transactions	(33,055)	(49,102,606)
Options expired	(10,485)	(15,819,844)

Outstanding, end of period	4,305	$5,732,229

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts during the fiscal year to date ended July 31, 2014.

At July 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $762,050.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$183,625,583	$12,543,086		$—	$196,168,669
Consumer Staples	164,362,314	—		—	164,362,314
Energy	182,294,340	—		—	182,294,340
Financials	269,276,360	—		—	269,276,360
Health Care	233,622,017	14,028,827		—	247,650,844
Industrials	188,808,990	—		—	188,808,990
Information Technology	346,160,430	17,723,391		—	363,883,821
Materials	65,191,748	—		—	65,191,748
Telecommunication Services	37,977,900	—		—	37,977,900
Utilities	54,604,783	—		—	54,604,783
Total Common Stocks	$1,725,924,465	$44,295,304	*	$—	$1,770,219,769
Short-Term Investments	$—	$41,123,831		$—	$41,123,831
Total Investments	$1,725,924,465	$85,419,135		$—	$1,811,343,600

Liability Description
Call Options Written	$(762,050)	$—		$—	$(762,050)
Total	$(762,050)	$—		$—	$(762,050)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014